LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities
SCHEDULE OF LEASE LIABILITIES

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Opening	14,525	15,454
Addition during the year	9,439	10,442
De-recognised during the year	(1,512)	(3,799)
Accretion of interest	766	827
Lease payments	(7,764)	(8,638)
Closing	15,454	14,286

SCHEDULE OF LEASE LIABILITIES IN FINANCIAL POSITION

Lease liabilities are presented in the statement of financial position as follows:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Lease liabilities, current	6,246	7,421
Lease liabilities, non-current	9,208	6,865
	15,454	14,286